CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

NOTE 20 - CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Financial information pertaining only to First Clover Leaf Financial Corp. is as follows:

BALANCE SHEETS

December 31, 2014 and 2013

	2014	2013
Assets
Cash and cash equivalents	$1,141,653	$691,126
Investment in common stock of subsidiary	79,868,529	75,817,958
Other assets	173,079	680,685

Total assets	$81,183,261	$77,189,769

Liabilities and Stockholders' Equity
Subordinated debentures	$4,000,000	$4,000,000
Accrued interest payable	7,424	7,473
Other liabilities	45,944	86,666
Total liabilities	4,053,368	4,094,139

Stockholders' Equity
Common stock	700,728	700,728
Additional paid-in-capital	55,818,936	55,818,936
Retained earnings	20,412,898	18,268,454
Accumulated other comprehensive income (loss)	197,331	(1,692,488)
	77,129,893	73,095,630

Total liabilities and stockholders' equity	$81,183,261	$77,189,769

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

Years ended December 31, 2014 and 2013

	2014	2013
Dividends from subsidiary	$2,000,000	$5,600,000
Interest income	2,614	6,022
Interest expense	(86,901)	(88,286)
Other income	51,205	-
Other expenses	(524,678)	(751,605)

Income before income tax benefit and equity in undistributed net income of subsidiary	1,442,240	4,766,131

Income tax benefit	223,200	333,600

Income before equity in undistributed net income of subsidiary	1,665,440	5,099,731

Equity in undistributed (distributions in excess of) net income of subsidiary	2,160,752	(1,743,670)

Net income	$3,826,192	$3,356,061

Comprehensive income	$5,716,011	$467,462

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2014 and 2013

	2014	2013
Cash Flows from Operating Activities
Net income	$3,826,192	$3,356,061
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Distributions in excess of (equity in undistributed) net income of subsidiary	(2,160,752)	1,743,670
Decrease in other assets	507,606	151,816
Decrease in accrued interest payable	(49)	(477)
Decrease in other liabilities	(40,722)	(3,004)
Net cash provided by operating activities	2,132,275	5,248,066

Cash Flows from Investing Activities
Loan payments	-	247,971
Net cash provided by investing activities	-	247,971

Cash Flows from Financing Activities
Repurchase of common stock	-	(3,888,712)
Dividends	(1,681,748)	(1,739,523)
Net cash used in financing activities	(1,681,748)	(5,628,235)

Net increase (decrease) in cash and cash equivalents	450,527	(132,198)

Cash and cash equivalents:
Beginning of year	691,126	823,324

End of year	$1,141,653	$691,126